Ordinary Shares (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Common stock, shares authorized	400,000,000	400,000,000	250,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	2,000	1,000
Common stock, shares outstanding	2,000	1,000
Dividend Declared [Member]
Cash dividends common stock	$ 0	$ 0
Dividend Paid [Member]
Cash dividends common stock	$ 0	$ 0
Common Stock [Member]
Common stock, shares issued	64,626,430	0	72,813,776
Common stock, shares outstanding	64,626,430		72,813,776
Common stock, shares issued	1,000